Fair Value Measurement (Details) (USD $)	Jul. 31, 2012
Assets:
Investments held in Trust Account	$ 40,600,000
Total	40,600,000
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	40,600,000
Total	40,600,000
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Total
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Total